Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	Year ended December 31,
	2025	2024
Office
Weighted average remaining lease term (in years)	7	8
Weighted average discount rate	16.93%	16.93%

Cars
Weighted average remaining lease term (in years)	-	0.44
Weighted average discount rate	18%-26%	18%-26%

The table below presents certain information related to lease costs operating leases:

	Year ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of leases liabilities:
Operating leases	$317	$384	$343

right-of-use assets obtained in exchange for lease obligations: (non-cash)
Operating leases	186	219	252

Schedule of Minimum Lease Payments

Minimum lease payments for the Company’s right of use assets over the remaining lease periods as of December 31, 2025, are as follows:

	Office	Cars	Total
2026	$386	$-	$386
2027	386	-	386
2028	400	-	400
2029	400	-	400
2030-2032	1,200	-	1,200

Total undiscounted lease payments	2,772	-	2,772
Less - adjustment to discounted lease payments	(811)	-	(811)

Present value of lease liabilities	$1,961	$-	$1,961